Supplemental information on oil and gas producing activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental information on oil and gas producing activities (unaudited)
Schedule of capitalized costs relating to oil and gas producing activities

34.1       Capitalized costs relating to oil and gas exploration and production activities

	2019	2018	2017
Natural and environmental properties	60,261,025	53,752,436	48,129,595
Wells, equipment and facilities – property, plant and equipment	30,150,268	29,416,081	30,405,565
Exploration and production projects	8,801,630	8,463,584	6,632,812
Accumulated depreciation, depletion and amortization	(60,346,094)	(55,689,222)	(51,791,897)
Net capitalized cost	38,866,829	35,942,879	33,376,075

Schedule of costs Incurred in oil and gas property acquisition, exploration, and development activities

34.2       Costs incurred in oil and gas exploration and developed activities

Costs incurred are summarized below and include both amounts expensed and capitalized in the corresponding period.

	2019	2018	2017
Acquisition of proved properties(1)	2,668,960	—	591,875
Acquisition of unproved properties(2)	261,231	81,295	164,180
Exploration costs	640,556	1,197,946	1,095,588
Development costs	8,084,283	6,346,276	3,599,385
	11,655,030	7,625,517	5,451,028

(1)

In July 2019, Ecopetrol S.A. and Occidental Petroleum Corp. (OXY) entered into a Joint Operation contract in order to execute a joint plan for the development of unconventional drilling in the Permian Basin in the state of Texas (USA). On December 2017, Ecopetrol América Inc. acquired an 11.6% interest in the K2 oil field in the Gulf of Mexico from MCX, increasing its share from 9.2% to 20.8%.

(2)

On July 17, 2019, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total. As of December 2017, the investments were mainly made by Ecopetrol América Inc. in offshore exploration projects of the Warrior and Rydberg wells.

Schedule of results of operations for oil and gas exploration and production activities

34.3       Results of operations for oil and gas exploration and production activities

The Ecopetrol Business Group’s results of operations from oil and gas exploration and production activities for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Net revenues
Sales	42,070,018	39,633,866	29,823,565
Transfers	11,564,358	11,794,014	7,518,216
	53,634,376	51,427,880	37,341,781
Production costs(1)	9,336,387	8,337,413	6,535,794
Depreciation, depletion and amortization(2)	6,049,543	5,591,774	6,349,382
Other production costs(3)	21,550,907	18,918,275	14,066,593
Exploration expenses(4)	763,562	1,387,463	1,342,952
Other expenses(5)	4,163,241	1,036,983	882,743
	41,863,640	35,271,908	29,177,464
Income before income tax expense	11,770,736	16,155,972	8,164,317
Income tax expense	(2,107,363)	(6,303,251)	(3,678,955)
Results of operations for exploration and production activities	9,663,373	9,852,721	4,485,362

(1)

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2019, 2018 and 2017 of COP$198,394, COP$187,340 and COP$380,810, respectively.

(2)

In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2019, 2018 and 2017 in depreciation, depletion and amortization, were COP$272,147, COP$180,193 and COP$179,601, respectively.

(3)	Corresponds to transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	Corresponds to administration, marketing expenses and impairment.

Schedule of proved developed and undeveloped oil and gas reserve quantities

	2019			2018			2017
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance (1)	1,200	3,002	1,727	1,088	3,254	1,659	1,033	3,218	1,598
Revisions of previous estimates(2)	74	51	83	121	(4)	121	124	294	175
Improved recovery	94	3	94	128	4	129	72	4	73
Purchases	142	126	164	—	—	—	3	2	4
Extensions and discoveries	66	2	67	54	18	57	44	—	43
Production	(193)	(278)	(242)	(191)	(270)	(239)	(188)	(264)	(234)
Closing balance	1,383	2,906	1,893	1,200	3,002	1,727	1,088	3,254	1,659
Proved developed reserves:
Opening balance	883	2,882	1,389	818	3,158	1,372	779	3,131	1,329
Closing balance	898	2,662	1,365	883	2,882	1,389	818	3,158	1,372
Proved undeveloped reserves:
Opening balance	317	119	338	270	96	287	254	87	269
Closing balance	486	244	529	317	119	338	270	96	287

(1)	The values for 2019 were not rounded for presentation purposes.

(2)

Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

Schedule of standardized measure of discounted future cash flows relating to proved crude oil and gas eserves

The standardized measure of discounted future net cash flows related to the above proved crude oil and natural gas reserves is calculated in accordance with the requirements of ASU 2010–03. Estimated future cash inflows from production under SEC requirements are computed by applying unweighted arithmetic average of the first–day–of–the–month for oil and gas price to year–end quantities of estimated net proved reserves, with cost factors based on those at the end of each year, currently enacted tax rates and a 10% annual discount factor. In our view, the information so calculated does not provide a reliable measure of future cash flows from proved reserves, nor does it permit a realistic comparison to be made of one entity with another because the assumptions used cannot reflect the varying circumstances within each entity. In addition, a substantial but unknown proportion of future real cash flows from oil and gas production activities is expected to derive from reserves which have already been discovered, but which cannot yet be regarded as proved.

	2019	2018	2017
Future cash inflows	279,722,107	275,046,421	182,114,282
Future costs
Production	(93,589,960)	(90,176,326)	(70,159,534)
Development	(32,734,702)	(21,945,453)	(14,860,992)
Income taxes	(37,077,231)	(41,102,015)	(23,660,328)
Future net cash flow	116,320,214	121,822,627	73,433,428
10% discount factor	(36,934,889)	(35,518,187)	(22,216,583)
Standardized measure of discounted net cash flows	79,385,325	86,304,440	51,216,845